Deferred Revenue	12 Months Ended
Dec. 31, 2014
Deferred Revenue [Abstract]
Deferred Revenue Disclosure [Text Block]
Note 10 — Deferred Revenue

Deferred revenue consists of prepaid licensing revenue from the Arthrex Agreement. Revenue related to prepaid licensing is recognized on a straight-line basis over 5 years, the term of the Arthrex Agreement. Revenue of $402,264 and $167,657 related to the prepaid license was recognized in the years ended December 31, 2014 and 2013, respectively. (See Note 2 — Arthrex Distributor and License Agreement for additional details.)